Acquisition of businesses and purchase accounting - Acadia Medical Supply, Inc. - Asset and Liabilities acquired (Details) - Acadia Medical Supply, Inc.	Dec. 01, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 59,000
Accounts receivable	143,000
Inventory	246,000
Property and equipment	387,000
Right of use assets	243,000
Other assets	8,000
Goodwill	375,000
Accounts payable and accrued liabilities	(278,000)
Deferred revenue	(44,000)
Equipment loans	(136,000)
Lease liabilities	(147,000)
Net assets acquired	1,476,000
Cash transferred	1,004,000
Total consideration transferred, acquisition-date fair value	1,476,000
Goodwill deductible for tax purposes	0
Accrued liabilities
Disclosure of detailed information about business combination [line items]
Cash transferred	228,000
Other long-term liabilities
Disclosure of detailed information about business combination [line items]
Cash transferred	244,000
Brand
Disclosure of detailed information about business combination [line items]
Intangible asset	130,000
Non-compete agreements
Disclosure of detailed information about business combination [line items]
Intangible asset	30,000
Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible asset	$ 460,000